Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount	0
Total Fee Amount	27,620
Total Offset Amount	3,232
Net Fee	$ 24,388